Financial instruments (Details 10) (CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	0	10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	713	998
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	(5)	68
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	88	(176)
Net gains/(losses) of which related to credit risk - on assets	(2)	(18)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,012	(513)
Net gains/(losses) of which related to credit risk - on assets	134	453
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	2,110	1,755
Net gains/(losses) of which related to credit risk - on assets	269	(50)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(12)	(12)
Net gains/(losses) of which related to credit risk - on liabilities	8	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(81)	30
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	(141)	109
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(4,223)	1,954
Net gains/(losses) of which related to credit risk - on liabilities	(301)	1,086
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	(738)	46
Net gains/(losses) of which related to credit risk - on liabilities	(260)	(34)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(255)	961